Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Restricted Common Stock Activity

The following table summarizes restricted common stock activity for the year ended December 31, 2019:

	Number of shares	Fair value of shares
Non-vested shares, January 1, 2019	-	$-
Granted	8,000,000	4,000,000
Vested	(2,250,000)	(2,317,868)
Forfeited	-	-
Non-vested shares, December 31, 2019	5,750,000	$1,682,132

Schedule of Stock Option Activity

A summary of stock option activity during the year ended December 31, 2019 and the nine-month period ended December 31, 2018 is as follows:

	Number of warrants	Weighted Average Exercise Price	Contractual Life in Years

Options Outstanding and Exercisable as of March 31, 2018	-	$-	-
Granted	-	$-	-
Exercised	-	-	-
Expired	-	-	-
Options Outstanding and Exercisable as of December 31, 2018	-	$-	-
Granted	3,290,000	0.23	6.0
Exercised	-	-	-
Expired	-	-	-
Options Outstanding as of December 31, 2019	3,290,000	0.23	6.0
Options Exercisable as of December 31, 2019	1,800,000	$0.23	5.8

Schedule of Warrant Activity

A summary of warrant activity during the year ended December 31, 2019 and the nine-month period ended December 31, 2018 is as follows:

	Number of warrants	Weighted Average Exercise Price	Contractual Life in Years

Warrants Outstanding and Exercisable as of March 31, 2018	-	$-	-
Granted	3,000,000	$0.30	4.00
Exercised	-	-	-
Expired	-	-	-
Warrants Outstanding and Exercisable as of December 31, 2018	3,000,000	$0.30	4.00
Granted	-	-	-
Exercised	(3,000,000)	$0.30	-
Expired	-	-	-
Warrants Outstanding and Exercisable as of December 31, 2019	-	$-	-